Shareholders' Equity (Schedule Of Options Outstanding) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,991,468
Weighted average remaining contractual life	4 years 3 months 22 days
Weighted average price per share	$ 3.03
Options exercisable	1,401,584
Weighted average exercise price per share of exercisable options	$ 3.28
$0.93-$1.89 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 0.93
Exercise price per share, upper limit	$ 1.89
Options Outstanding	283,784
Weighted average remaining contractual life	1 year 11 months 5 days
Weighted average price per share	$ 1.33
Options exercisable	283,784
Weighted average exercise price per share of exercisable options	$ 1.33
$1.93-$2.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 1.93
Exercise price per share, upper limit	$ 2.44
Options Outstanding	778,219
Weighted average remaining contractual life	5 years 2 months 19 days
Weighted average price per share	$ 2.35
Options exercisable	148,125
Weighted average exercise price per share of exercisable options	$ 1.98
$2.46-$2.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 2.46
Exercise price per share, upper limit	$ 2.92
Options Outstanding	956,500
Weighted average remaining contractual life	4 years 8 months 27 days
Weighted average price per share	$ 2.64
Options exercisable	162,500
Weighted average exercise price per share of exercisable options	$ 2.74
$3.12-$3.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.12
Exercise price per share, upper limit	$ 3.14
Options Outstanding	36,948
Weighted average remaining contractual life	4 years 4 months 17 days
Weighted average price per share	$ 3.17
Options exercisable	29,325
Weighted average exercise price per share of exercisable options	$ 3.17
$3.16-$3.18 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.16
Exercise price per share, upper limit	$ 3.18
Options Outstanding	248,000
Weighted average remaining contractual life	5 years 1 month 17 days
Weighted average price per share	$ 3.16
$3.21-$3.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.21
Exercise price per share, upper limit	$ 3.28
Options Outstanding	555,000
Weighted average remaining contractual life	4 years 9 months 22 days
Weighted average price per share	$ 3.21
Options exercisable	161,858
Weighted average exercise price per share of exercisable options	$ 3.21
$3.41-$3.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.41
Exercise price per share, upper limit	$ 3.69
Options Outstanding	583,000
Weighted average remaining contractual life	4 years 8 months 19 days
Weighted average price per share	$ 3.44
Options exercisable	173,517
Weighted average exercise price per share of exercisable options	$ 3.46
$3.75-$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.75
Exercise price per share, upper limit	$ 4.35
Options Outstanding	319,337
Weighted average remaining contractual life	3 years 2 months 12 days
Weighted average price per share	$ 3.90
Options exercisable	211,795
Weighted average exercise price per share of exercisable options	$ 3.91
$4.69-$6.6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 4.69
Exercise price per share, upper limit	$ 6.6
Options Outstanding	230,680
Weighted average remaining contractual life	10 months 13 days
Weighted average price per share	$ 6.25
Options exercisable	230,680
Weighted average exercise price per share of exercisable options	$ 6.25